GMACM HOME EQUITY LOAN TRUST 2006-HE2
            GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE2

Cut-Off Period Date                                      10/31/06
Determination Date                                       11/20/06
Record Date                                              11/24/06
Payment Date                                             11/27/06
Actual Days in Accrual Period (30/360)                         33
Accrual Period (30/360)                                        30

SERVICING CERTIFICATE
Beginning Pool Balance                             606,111,370.08
Beginning PFA                                                0.00
Ending Pool Balance                                592,342,463.42
Ending PFA Balance                                              -
Principal Collections                               13,768,906.66
Principal Draws                                                 -
Net Principal Collections                           13,768,906.66

Active Loan Count                                          12,278

Net Interest Collections                             3,892,543.52

Weighted Average Net Loan Rate                           7.88620%
Weighted Average Net WAC Rate                            7.75978%
Substitution Adjustment Amount                               0.00

Excess Spread Cash                                     719,805.94

                                                    BEGINNING        ENDING
TERM NOTES                                           BALANCE        BALANCE       FACTOR      PRINCIPAL
----------                                           -------        -------       ------      ---------
Class A-1                                          331,184,992.93 316,696,280.33   0.8605877 14,488,712.60
Class A-2                                           28,500,000.00  28,500,000.00   1.0000000          0.00
Class A-3                                          145,000,000.00 145,000,000.00   1.0000000          0.00
Class A-4                                           84,740,000.00  84,740,000.00   1.0000000          0.00

Certificates                                                   -             -            -            -

                                                             INTEREST  SECURITY
TERM NOTES (Continued)                             INTEREST  SHORTFALLS  %       COUPON
----------                                        --------- ----------  ------   ------
Class A-1                                        1,741,481.09    0.00   50.57%    6.3100%
Class A-2                                          146,775.00    0.00    4.55%    6.1800%
Class A-3                                          763,666.67    0.00   23.15%    6.3200%
Class A-4                                          456,960.45    0.00   13.53%    6.4710%

Certificates                                             0.00      -        -          -



Beginning Overcollateralization Amount              16,686,377.15
Overcollateralization Amount Increase (Decrease)       719,805.94
Outstanding Overcollateralization Amount            17,406,183.09
Target Overcollateralization Amount                 24,320,000.00

Credit Enhancement Draw Amount                               0.00
Unreimbursed Credit Enhancer Prior Draws                     0.00


                                                                     NUMBER     PERCENT      FORECLOSURE
                                                          BALANCE   OF LOANS   OF BALANCE  UNITS     DOLLARS
Delinquent Loans (30 Days)*                          1,176,482.54      42        0.20%       0               -
Delinquent Loans (60 Days)*                            353,242.21      12        0.06%       0               -
Delinquent Loans (90 Days)*                                     -      0         0.00%       2       69,580.06
Delinquent Loans (120 Days)*                           802,229.94      3         0.14%       3      113,997.97
Delinquent Loans (150 Days)*                            63,992.04      2         0.01%       0               -
Delinquent Loans (180+ Days)*                                   -      0         0.00%       0               -
REO                                                             -      0         0.00%
Foreclosures                                           231,068.69      6         0.04%
Bankruptcies                                           139,025.73      4         0.02%


                                                           BANKRUPTCY        REO
(Continued)                                              UNITS   DOLLARS    UNITS     DOLLARS
Delinquent Loans (30 Days)*                                1     41,421.15    0              -
Delinquent Loans (60 Days)*                                0            -     0              -
Delinquent Loans (90 Days)*                                0            -     0              -
Delinquent Loans (120 Days)*                               0            -     0              -
Delinquent Loans (150 Days)*                               0            -     0              -
Delinquent Loans (180+ Days)*                              0            -     0              -
REO
Foreclosures
Bankruptcies


*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                             LIQUIDATION TO-DATE
Beginning Cumulative Loss Amount                             0.00
Current Month Loss Amount                                    0.00
Current Month Recoveries                                     0.00
                                                ------------------
Ending Cumulative Loss Amount                                0.00         0.00


                                                          NET RECOVERIES TO DATE
Beginning Cumulative Net Principal Recovery Amount           0.00
Current Month Net Principal Recovery Amount                  0.00
                                                ------------------
Ending Cumulative Net Principal Recovery Amount              0.00

                                                 SPECIAL HAZARD      FRAUD          BANKRUPTCY
Beginning Amount                                             0.00         0.00      0.00
Current Month Loss Amount                                    0.00         0.00      0.00
Ending Amount                                                   -            -         -

Extraordinary Event Losses                                   0.00
Excess Loss Amounts                                          0.00

Current Month Repurchases Units                                 0
Current Month Repurchases ($)                                0.00




CAPITALIZED INTEREST ACCOUNT
Beginning Balance                                            0.00
Withdraw relating to Collection Period                       0.00
Interest Earned (Zero, Paid to Funding Account)              0.00
                                                ------------------
Ending Capitalized Interest Account Balance as of Payment    0.00
Date
Interest earned for Collection Period                        0.00
Interest withdrawn related to prior Collection Period        0.00

PREFUNDING ACCOUNT
Beginning Balance                                            0.00
Additional Purchases during Revolving Period                 0.00
Balance in Pre-Funding Account due to Noteholders            0.00
Excess of Draws over Principal Collections                   0.00
                                                ------------------
Total Ending Balance as of Payment Date                      0.00
Interest earned for Collection Period                        0.00
Interest withdrawn related to prior Collection Period        0.00

CASH FLOWS RECEIVED
Principal Collections                               13,768,906.66
Interest Collections                                 4,145,089.92
Servicer Advances                                            0.00
Pre-Funding Account remaining balance withdrawn              0.00
Capital Interest Account withdrawal                          0.00
Reinvestment Income                                          0.00
Substitution Adjustment Amount                               0.00
Recovery Amounts                                             0.00
                                                ------------------
TOTAL CASH FLOWS RECEIVED                           17,913,996.58

CASH FLOWS DISTRIBUTED
Principal Distribution                              14,488,712.60
Interest Distribution                                3,108,883.21
Residual Amount - Certificates                               0.00
Servicer Advances - Reimbursement                            0.00
GMACM Service Fee                                      252,546.40
GMACM Recovery Fee                                           0.00
Credit Enhancer Fee - FGIC                              63,854.37
                                                ------------------
TOTAL CASH FLOWS DISTRIBUTED                        17,913,996.58

NET CASH FLOWS REMAINING                                     0.00

TRIGGER ANALYSIS

Rolling 3 Month Delinquency Percentage                0.21%
Rolling 3 Month Delinquency Required Percentage       4.00%

Aggregate Liquidation Percentage                      0.00%
Aggregate Liquidation Required Percentage             2.00%

SERVICING TERMINATION EVENT                            NO

Rolling 3 Month Delinquency Percentage                0.21%
Rolling 3 Month Delinquency Required Percentage       4.00%

Aggregate Liquidation Percentage                      0.00%
Aggregate Liquidation Required Percentage             1.50%

SERVICING TRIGGER EVENT                                NO

Step Down Date                                         NO

Step Up Date - Class A-4                               NO